SHARE CAPITAL (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER COMMON SHARE
Prorata weighted average interest in entity's own common shares	20,000,000	25,000,000	22,000,000
Weighted average number of shares outstanding diluted
Weighted average shares outstanding	772,000,000	751,000,000	741,000,000
Effect of dilutive options (in shares)	13,000,000	10,000,000	7,000,000
Diluted weighted average shares outstanding	785,000,000	761,000,000	748,000,000
Stock options
Antidilutive securities
Antidilutive securities excluded from the diluted earnings per share calculation	5,733,000	48,000	92,000
Weighted average exercise price of antidilutive securities (in canadian dollars per share)	38.32	32.02	27.84